Other liabilities and tax payable - expected recognition of service contract liability (Details) € in Millions	Dec. 31, 2020 EUR (€)
2021
Other liabilities [Line Items]
Expected recognition of Service Contract Liability	€ 545
2022
Other liabilities [Line Items]
Expected recognition of Service Contract Liability	492
2023
Other liabilities [Line Items]
Expected recognition of Service Contract Liability	382
Thereafter
Other liabilities [Line Items]
Expected recognition of Service Contract Liability	€ 584